Benefit Plans and Stock-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning balance	441,162	664,585	624,618
Outstanding Ending balance	666,162	441,162	664,585
Outstanding Beginning balance	$ 1.15	$ 1.21	$ 1.18
Outstanding Ending balance	$ 1.02	$ 1.15	$ 1.21
Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning balance	926	3,836	9,081
Expired	(299)	(2,910)	(5,245)
Outstanding Ending balance	627	926	3,836
Outstanding Beginning balance	$ 1.05	$ 5.19	$ 7.18
Expired	1.05	6.51	8.63
Outstanding Ending balance	$ 1.05	$ 1.05	$ 5.19